ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	January 31, 2015	October 31, 2014
Accounts payable	$ 577,607	$ 540,179
Payroll and related expenses	554,174	372,753
Accrued litigation expense, consulting and other professional fees	261,033	320,493
Accrued other	8,831	16,001
Total	$ 1,401,645	$1,249,426

	October 31,
	2014	2013
Accounts payable	$540,179	$527,208
Payroll and related expenses	372,753	345,484
Accrued litigation expense, consulting and other professional fees	320,493	248,730
Accrued other	16,001	155,048
Total	$1,249,426	$1,276,470